Offerings	Jan. 16, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A ordinary Shares
Fee Rate	0.01381%
Offering Note	There are being registered under this Registration Statement such indeterminate number of Class A ordinary shares, such indeterminate principal amount of debt securities, such indeterminate number of warrants to purchase ordinary shares, and/or debt securities, such indeterminate number of rights to purchase ordinary shares and such indeterminate number of units as may be sold by the Registrant from time to time, which together shall have an aggregate offering price not to exceed $100,000,000.

Pursuant to Instructions to the Calculation of Filing Fee Tables and Related Disclosure of Form F-3, the table does not specify by each class information as to the proposed maximum aggregate offering price per share. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.

Pursuant to Rule 457(o) under the Securities Act, the registration fee is calculated based on the maximum aggregate offering price
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	There are being registered under this Registration Statement such indeterminate number of Class A ordinary shares, such indeterminate principal amount of debt securities, such indeterminate number of warrants to purchase ordinary shares, and/or debt securities, such indeterminate number of rights to purchase ordinary shares and such indeterminate number of units as may be sold by the Registrant from time to time, which together shall have an aggregate offering price not to exceed $100,000,000.

Pursuant to Instructions to the Calculation of Filing Fee Tables and Related Disclosure of Form F-3, the table does not specify by each class information as to the proposed maximum aggregate offering price per share. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.

Pursuant to Rule 457(o) under the Securities Act, the registration fee is calculated based on the maximum aggregate offering price
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	There are being registered under this Registration Statement such indeterminate number of Class A ordinary shares, such indeterminate principal amount of debt securities, such indeterminate number of warrants to purchase ordinary shares, and/or debt securities, such indeterminate number of rights to purchase ordinary shares and such indeterminate number of units as may be sold by the Registrant from time to time, which together shall have an aggregate offering price not to exceed $100,000,000.

Pursuant to Instructions to the Calculation of Filing Fee Tables and Related Disclosure of Form F-3, the table does not specify by each class information as to the proposed maximum aggregate offering price per share. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.

Pursuant to Rule 457(o) under the Securities Act, the registration fee is calculated based on the maximum aggregate offering price
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Fee Rate	0.01381%
Offering Note	There are being registered under this Registration Statement such indeterminate number of Class A ordinary shares, such indeterminate principal amount of debt securities, such indeterminate number of warrants to purchase ordinary shares, and/or debt securities, such indeterminate number of rights to purchase ordinary shares and such indeterminate number of units as may be sold by the Registrant from time to time, which together shall have an aggregate offering price not to exceed $100,000,000.

Pursuant to Instructions to the Calculation of Filing Fee Tables and Related Disclosure of Form F-3, the table does not specify by each class information as to the proposed maximum aggregate offering price per share. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.

Pursuant to Rule 457(o) under the Securities Act, the registration fee is calculated based on the maximum aggregate offering price
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	There are being registered under this Registration Statement such indeterminate number of Class A ordinary shares, such indeterminate principal amount of debt securities, such indeterminate number of warrants to purchase ordinary shares, and/or debt securities, such indeterminate number of rights to purchase ordinary shares and such indeterminate number of units as may be sold by the Registrant from time to time, which together shall have an aggregate offering price not to exceed $100,000,000.

Pursuant to Instructions to the Calculation of Filing Fee Tables and Related Disclosure of Form F-3, the table does not specify by each class information as to the proposed maximum aggregate offering price per share. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.

Pursuant to Rule 457(o) under the Securities Act, the registration fee is calculated based on the maximum aggregate offering price
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 100,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,810.00
Offering Note	There are being registered under this Registration Statement such indeterminate number of Class A ordinary shares, such indeterminate principal amount of debt securities, such indeterminate number of warrants to purchase ordinary shares, and/or debt securities, such indeterminate number of rights to purchase ordinary shares and such indeterminate number of units as may be sold by the Registrant from time to time, which together shall have an aggregate offering price not to exceed $100,000,000.

Pursuant to Instructions to the Calculation of Filing Fee Tables and Related Disclosure of Form F-3, the table does not specify by each class information as to the proposed maximum aggregate offering price per share. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder.

Pursuant to Rule 457(o) under the Securities Act, the registration fee is calculated based on the maximum aggregate offering price